PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited)
1
Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Australia : 1.6%
14,272
Computershare Ltd.
$ 410,079
0.2
250,145
Medibank Pvt Ltd.
906,712
0.3
356,486
Scentre Group
978,739
0.3
234,713
Telstra Group Ltd.
828,625
0.3
130,646
Transurban Group
1,356,728
0.5
4,480,883
1.6
Canada : 4.2%
28,934
Bank of Nova Scotia
2,538,085
0.9
45,366  Canadian Natural
Resources Ltd.
2,161,103
0.8
7,570  Canadian Tire Corp. Ltd.
- Class A
1,104,841
0.4
17,165  CCL Industries, Inc. -
Class B
1,138,129
0.4
31,009
Keyera Corp.
1,317,471
0.5
10,061
Stantec, Inc.
710,015
0.2
31,594
Suncor Energy, Inc.
2,121,667
0.7
7,600
Toronto-Dominion Bank
911,013
0.3
973
WSP Global, Inc.
118,876
0.0
12,121,200
4.2
Denmark : 0.6%
32,713
Danske Bank A/S
1,882,623
0.6
Finland : 0.1%
25,638
Sampo Oyj - Class A
283,858
0.1
France : 3.0%
5,902
Air Liquide SA
1,162,744
0.4
40,280
AXA SA
2,087,697
0.8
15,955
BNP Paribas SA
2,027,381
0.7
16,958
Bureau Veritas SA
542,487
0.2
48,127
Carrefour SA
883,226
0.3
4,529
Danone SA
352,293
0.1
19,436
Engie SA
605,842
0.2
3,296
Ipsen SA
636,872
0.2
3,805
TotalEnergies SE
335,451
0.1
8,633,993
3.0
Germany : 1.3%
37,489  Deutsche Telekom AG,
Reg
1,156,948
0.4
20,767  Fresenius SE & Co.
KGaA
1,067,367
0.4
3,225  Mercedes-Benz Group
AG
174,373
0.1
1,867
SAP SE
342,212
0.1
11,988
(1)
Scout24 SE
1,027,775
0.3
3,768,675
1.3
Hong Kong : 0.8%
11,700  Hong Kong Exchanges &
Clearing Ltd.
609,603
0.2
129,500  Power Assets Holdings
Ltd.
974,933
0.3
676,500
(1)
WH Group Ltd.
727,893
0.3
2,312,429
0.8
Ireland : 0.2%
60,175
AIB Group PLC
715,699
0.2
Israel : 0.3%
31,157
Bank Leumi Le-Israel BM
736,188
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy : 1.1%
28,369
Eni SpA
$ 789,131
0.3
142,947
Intesa Sanpaolo SpA
1,080,581
0.4
28,851  Terna - Rete Elettrica
Nazionale
330,752
0.1
11,138
UniCredit SpA
1,050,445
0.3
3,250,909
1.1
Japan : 4.7%
75,300
Asahi Kasei Corp.
803,823
0.3
82,500
Astellas Pharma, Inc.
1,133,122
0.4
38,500  Central Japan Railway
Co.
958,067
0.3
20,100
Daiichi Sankyo Co. Ltd.
324,847
0.1
31,600  Daiwa House Industry
Co. Ltd.
927,983
0.3
56,300
ENEOS Holdings, Inc.
464,955
0.2
30,400  Japan Exchange Group,
Inc.
413,534
0.2
34,400
Japan Tobacco, Inc.
1,533,789
0.5
92,400
Kirin Holdings Co. Ltd.
1,709,378
0.6
615,900
LY Corp.
1,716,048
0.6
10,000
NEC Corp.
297,187
0.1
119,200  Nippon Telegraph &
Telephone Corp.
114,255
0.0
44,200
Nitto Denko Corp.
933,346
0.3
6,100
ORIX Corp.
246,192
0.1
26,100
Secom Co. Ltd.
1,124,285
0.4
32,200  Suntory Beverage & Food
Ltd.
933,544
0.3
13,634,355
4.7
Netherlands : 1.8%
18,756
ASR Nederland NV
1,533,432
0.5
2,423
Heineken Holding NV
203,837
0.1
902
Heineken NV
81,667
0.0
4,719
ING Groep NV
165,833
0.1
309,255
Koninklijke KPN NV
1,460,253
0.5
19,118
NN Group NV
1,802,085
0.6
5,247,107
1.8
New Zealand : 0.1%
17,496  Fisher & Paykel
Healthcare Corp. Ltd.
418,448
0.1
Norway : 1.0%
50,615
DNB Bank ASA
1,629,732
0.6
19,722
Equinor ASA
809,607
0.3
13,661
Mowi ASA
292,554
0.1
4,149
Telenor ASA
58,574
0.0
2,790,467
1.0
Puerto Rico : 0.6%
9,732
Popular, Inc.
1,705,144
0.6
Singapore : 0.6%
87,000
Singapore Exchange Ltd.
1,658,586
0.6
Spain : 1.2%
43,958
(1)
Aena SME SA
1,355,131
0.5
64,883
Repsol SA
1,980,296
0.7
3,335,427
1.2
Sweden : 0.5%
28,776
Swedbank AB - Class A
1,151,039
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
65,181
Telia Co. AB
$ 302,062
0.1
1,453,101
0.5
Switzerland : 1.0%
14,894
ABB Ltd., Reg
1,469,426
0.5
1,254
Galderma Group AG
272,885
0.1
4,752
Sandoz Group AG
387,373
0.1
6,151
SGS SA
728,871
0.3
2,858,555
1.0
United Kingdom : 3.9%
720
AstraZeneca PLC
122,479
0.0
50,985
BAE Systems PLC
1,443,346
0.5
101,314
Barclays PLC
696,383
0.2
19,056  British American Tobacco
PLC
1,155,951
0.4
134,500  CK Hutchison Holdings
Ltd.
1,260,168
0.4
6,693
GSK PLC
174,037
0.1
32,941
Imperial Brands PLC
1,250,135
0.4
144,630
NatWest Group PLC
1,364,237
0.5
910
Next PLC
182,234
0.1
74,437  Rolls-Royce Holdings
PLC
1,484,987
0.5
86,647
Sage Group PLC
1,141,394
0.4
28,687
Smith & Nephew PLC
448,748
0.2
16,014
Smiths Group PLC
571,852
0.2
11,295,951
3.9
United States : 68.8%
16,556
AbbVie, Inc.
4,154,563
1.4
1,861
Accenture PLC - Class A
308,777
0.1
1,346
Acuity Brands, Inc.
442,013
0.2
162,152
ADT, Inc.
1,238,841
0.4
8,441
Allstate Corp.
2,229,099
0.8
15,169
Ally Financial, Inc.
657,273
0.2
3,771
Alphabet, Inc. - Class A
1,342,966
0.5
33,170
Altria Group, Inc.
2,266,506
0.8
2,395  American Electric Power
Co., Inc.
306,201
0.1
2,376
Ameriprise Financial, Inc.
1,296,916
0.4
6,682
AMETEK, Inc.
1,615,106
0.6
744
Aon PLC - Class A
268,249
0.1
2,208
Applied Materials, Inc.
1,120,935
0.4
10,185
AptarGroup, Inc.
1,364,383
0.5
6,040
Assurant, Inc.
1,686,308
0.6
1,494  Automatic Data
Processing, Inc.
398,091
0.1
16,838
Avnet, Inc.
1,495,888
0.5
15,332
Axis Capital Holdings Ltd.
1,614,766
0.6
6,002  Bank of New York Mellon
Corp.
938,293
0.3
4,492
Booking Holdings, Inc.
866,507
0.3
35,533
Bristol-Myers Squibb Co.
2,320,660
0.8
42,342  Brixmor Property Group,
Inc.
1,334,196
0.5
10,677  Broadridge Financial
Solutions, Inc.
1,643,724
0.6
8,001
Cardinal Health, Inc.
1,840,470
0.6
4,853  Cboe Global Markets,
Inc.
1,505,546
0.5
5,640
Cencora , Inc.
1,755,958
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
11,314
Charles Schwab Corp.
$ 1,190,685
0.4
262  Chesapeake Energy
Corp.
24,636
0.0
1,709
Chord Energy Corp.
239,909
0.1
6,368
Cigna Group
1,776,990
0.6
9,356
Cintas Corp.
1,914,518
0.7
16,412
Citigroup, Inc.
2,173,769
0.8
5,017  Citizens Financial Group,
Inc.
359,468
0.1
7,466
CME Group, Inc.
1,999,320
0.7
22,426
CNA Financial Corp.
1,176,692
0.4
43,493
Coca-Cola Co.
3,809,552
1.3
21,713
Colgate-Palmolive Co.
1,982,397
0.7
24,072  Commerce Bancshares,
Inc.
1,426,747
0.5
20,513  COPT Defense
Properties
778,674
0.3
17,945
CVS Health Corp.
1,873,996
0.7
8,115
Delta Air Lines, Inc.
709,576
0.2
33,060
Devon Energy Corp.
1,491,998
0.5
5,073
Digital Realty Trust, Inc.
956,362
0.3
13,741  Dolby Laboratories, Inc.
- Class A
808,108
0.3
261
Domino's Pizza, Inc.
90,682
0.0
16,438
Duke Energy Corp.
2,061,818
0.7
1,217
DuPont de Nemours, Inc.
166,729
0.1
276
Ecolab, Inc.
76,626
0.0
19,827
Edison International
1,454,707
0.5
2,367
Elevance Health, Inc.
889,613
0.3
3,573
Emerson Electric Co.
535,307
0.2
14,181
EOG Resources, Inc.
2,108,573
0.7
11,256
Evergy , Inc.
934,361
0.3
13,201
Eversource Energy
945,060
0.3
35,294
Exelon Corp.
1,617,171
0.6
856
Expedia Group, Inc.
252,297
0.1
2,697
Flowserve Corp.
204,945
0.1
6,895
Fortive Corp.
408,253
0.1
16,028
Fox Corp. - Class A
933,310
0.3
1,470
General Dynamics Corp.
563,627
0.2
6,195
General Motors Co.
550,488
0.2
46,420
Genpact Ltd.
1,632,591
0.6
10,027
Globe Life, Inc.
1,827,421
0.6
11,140
Hancock Whitney Corp.
857,780
0.3
8,208  Hanover Insurance
Group, Inc.
1,909,427
0.7
13,417  Hartford Financial
Services Group, Inc.
1,904,007
0.7
1,493
(2)
Honeywell Aerospace,
Inc.
308,663
0.1
1,493  Honeywell International,
Inc.
362,874
0.1
5,048  Host Hotels & Resorts,
Inc.
126,856
0.0
6,449
Intuit, Inc.
2,038,335
0.7
10,759  Jack Henry & Associates,
Inc.
1,657,316
0.6
16,229
Johnson & Johnson
4,160,304
1.4
40,343
KeyCorp
911,348
0.3
61,897
Kinder Morgan, Inc.
1,991,846
0.7
5,860
KLA Corp.
1,071,325
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
324  Lamar Advertising Co. -
Class A
$ 51,827
0.0
2,942
Lancaster Colony Corp.
314,412
0.1
11,194
Las Vegas Sands Corp.
547,275
0.2
9,221
Leidos Holdings, Inc.
1,065,948
0.4
1,092
Linde PLC
522,391
0.2
10,299  Marsh & McLennan Cos.,
Inc.
1,953,617
0.7
1,937
McKesson Corp.
1,658,440
0.6
22,756
Medtronic PLC
1,943,135
0.7
6,368  Meta Platforms, Inc. -
Class A
3,545,129
1.2
17,387
MetLife, Inc.
1,671,412
0.6
4,627
Micron Technology, Inc.
3,808,160
1.3
44,309
Microsoft Corp.
20,591,279
7.1
78
MSCI, Inc.
44,635
0.0
5,169  National Retail
Properties, Inc.
245,631
0.1
13,329
NetApp, Inc.
2,379,227
0.8
19,127  New York Times Co. -
Class A
1,432,421
0.5
1,101
NewMarket Corp.
936,026
0.3
16,436
News Corp. - Class A
452,976
0.2
36,237
NiSource, Inc.
1,610,010
0.6
4,066
Northern Trust Corp.
740,785
0.3
7,392
NVIDIA Corp.
1,483,944
0.5
5,357
OneMain Holdings, Inc.
335,241
0.1
19,360
ONEOK, Inc.
1,758,082
0.6
2,101
Paycom Software, Inc.
344,480
0.1
23,277
PayPal Holdings, Inc.
1,331,677
0.5
12,462  PBF Energy, Inc. - Class
A
900,753
0.3
17,241
PepsiCo, Inc.
2,406,154
0.8
93,553
Pfizer, Inc.
2,339,761
0.8
83,706
PG&E Corp.
1,454,810
0.5
4,242  Philip Morris International,
Inc.
809,458
0.3
28,221  Portland General Electric
Co.
1,392,142
0.5
5,202
Primerica, Inc.
1,664,432
0.6
15,212
Procter & Gamble Co.
2,197,982
0.8
3,465
Prologis, Inc.
501,074
0.2
8,558
Qualcomm, Inc.
1,263,246
0.4
3,507  Raymond James
Financial, Inc.
617,162
0.2
16,036
Regency Centers Corp.
1,287,530
0.4
1,223  Regeneron
Pharmaceuticals, Inc.
932,697
0.3
4,911  RingCentral, Inc. - Class
A
273,150
0.1
6,335
Ross Stores, Inc.
1,590,528
0.6
2,044
RPM International, Inc.
218,851
0.1
53,291  Sabra Health Care REIT,
Inc.
1,128,171
0.4
9,082
Sanofi
782,066
0.3
7,993  Simon Property Group,
Inc.
1,833,354
0.6
12,998
SLM Corp.
337,883
0.1
21,126  SS&C Technologies
Holdings, Inc.
1,627,758
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
2,397
STERIS PLC
$ 547,475
0.2
15,258
Synchrony Financial
1,156,404
0.4
9,336
TJX Cos., Inc.
1,468,926
0.5
8,639
T-Mobile US, Inc.
1,492,042
0.5
11,897  Tradeweb Markets, Inc. -
Class A
1,195,649
0.4
227
Trane Technologies PLC
103,274
0.0
12,678
Travel + Leisure Co.
963,782
0.3
32,631
Truist Financial Corp.
1,691,591
0.6
2,667  Tyson Foods, Inc. - Class
A
154,579
0.1
21,869
UGI Corp.
789,908
0.3
14,110  UL Solutions, Inc. - Class
A
1,293,040
0.4
9,040
Union Pacific Corp.
2,640,855
0.9
19,942
Unum Group
1,717,206
0.6
36,465
US Bancorp
2,297,660
0.8
2,571
Valero Energy Corp.
804,466
0.3
7,261
Ventas, Inc.
678,976
0.2
18,853
Veralto Corp.
1,775,387
0.6
5,020
VeriSign, Inc.
1,455,900
0.5
41,865  Verizon Communications,
Inc.
1,959,701
0.7
25,367
Viatris , Inc.
445,445
0.2
15,793  Viper Energy, Inc. - Class
A
704,526
0.2
1,776  Watts Water
Technologies, Inc. - Class
A
614,123
0.2
4,578
Williams Cos., Inc.
327,510
0.1
7,273
Zions Bancorp NA
506,928
0.2
198,371,767
68.8
Total Common Stock
(Cost $225,466,306)
280,955,365
97.4
EXCHANGE-TRADED FUNDS : 2.0%
20,467  iShares MSCI EAFE
Value ETF
1,655,371
0.6
15,998  iShares Russell 1000
Value ETF
4,028,616
1.4
5,683,987
2.0
Total Exchange-Traded
Funds
(Cost $5,395,249)
5,683,987
2.0
PREFERRED STOCK : 0.1%
Germany : 0.1%
3,345
Henkel AG & Co. KGaA
291,613
0.1
Total Preferred Stock
(Cost $260,419)
291,613
0.1
Total Long-Term
Investments
(Cost $231,121,974)
286,930,965
99.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
634,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $634,000) $ 634,000 0.2
Total Short-Term
Investments
(Cost $634,000)
$ 634,000
0.2
Total Investments in
Securities
(Cost $231,755,974) $ 287,564,965 99.7
Assets in Excess of
Other Liabilities 915,620 0.3
Net Assets $ 288,480,585 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of July 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25.0%
Information Technology 13.8
Industrials 11.7
Health Care 11.2
Consumer Staples 8.1
Energy 7.1
Communication Services 6.2
Utilities 5.0
Real Estate 3.8
Consumer Discretionary 3.1
Materials 2.5
Exchange-Traded Funds 2.0
Short-Term Investments 0.2
Assets in Excess of Other Liabilities 0.3
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,480,883 $ — $ 4,480,883
Canada 12,121,200 — — 12,121,200
Denmark — 1,882,623 — 1,882,623
Finland — 283,858 — 283,858
France — 8,633,993 — 8,633,993
Germany — 3,768,675 — 3,768,675
Hong Kong — 2,312,429 — 2,312,429
Ireland — 715,699 — 715,699
Israel — 736,188 — 736,188
Italy — 3,250,909 — 3,250,909
Japan — 13,634,355 — 13,634,355
Netherlands — 5,247,107 — 5,247,107
New Zealand — 418,448 — 418,448
Norway 58,574 2,731,893 — 2,790,467
Puerto Rico 1,705,144 — — 1,705,144
Singapore — 1,658,586 — 1,658,586
Spain — 3,335,427 — 3,335,427
Sweden — 1,453,101 — 1,453,101
Switzerland — 2,858,555 — 2,858,555
United Kingdom — 11,295,951 — 11,295,951
United States 197,589,701 782,066 — 198,371,767
Total Common Stock 211,474,619 69,480,746 — 280,955,365
Exchange-Traded Funds 5,683,987 — — 5,683,987
Preferred Stock — 291,613 — 291,613
Short-Term Investments 634,000 — — 634,000
Total Investments, at fair value $ 217,792,606 $ 69,772,359 $ — $ 287,564,965
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 61,786,644
Gross Unrealized Depreciation (5,977,653)
Net Unrealized Appreciation $ 55,808,991